Shareholder Report, Holdings (Details)_11	Jun. 30, 2024
Initial Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Initial Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Initial Class | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Initial Class | Hitachi Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | ORIX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | Lloyds Banking Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Initial Class | Veolia Environnement SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Initial Class | BP PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Initial Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Initial Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Initial Class | Japan [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
Initial Class | United Kingdom [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Initial Class | Germany [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Initial Class | United States [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Initial Class | France [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Initial Class | Australia [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Initial Class | Netherlands [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Initial Class | Ireland [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Initial Class | Belgium [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Initial Class | Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Service Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class | Hitachi Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | ORIX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | Lloyds Banking Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class | Veolia Environnement SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class | BP PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Service Class | Japan [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
Service Class | United Kingdom [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Service Class | Germany [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Service Class | United States [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Service Class | France [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Service Class | Australia [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Service Class | Netherlands [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Service Class | Ireland [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Service Class | Belgium [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Service Class | Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%